Debt	12 Months Ended
Dec. 31, 2010
Debt
Debt

4. Debt

Long-term debt consists of the following:

	December 31, 2009		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Revolving Credit Facility(1)	$21,799	$21,799	$—	$—
Term Loan Facility(1)	400,300	400,300	396,200	396,200
7 1/4% GBP Senior Subordinated Notes due 2014 (the “7 1/4% Notes”)(2)(3)	238,920	236,531	232,530	234,855
7 3/4% Senior Subordinated Notes due 2015 (the “7 3/4% Notes”)(2)(3)	435,856	433,411	233,234	231,683
6 5/8% Senior Subordinated Notes due 2016 (the “6 5/8% Notes”)(2)(3)	317,035	313,200	317,529	321,592
7 1/2% CAD Senior Subordinated Notes due 2017 (the “Subsidiary Notes”)(2)(4)	166,810	165,142	175,306	182,099
8 3/4% Senior Subordinated Notes due 2018 (the “8 3/4% Notes”)(2)(3)	200,000	207,750	200,000	209,625
8% Senior Subordinated Notes due 2018 (the “8% Notes”)(2)(3)	49,749	48,464	49,777	53,756
6 3/4% Euro Senior Subordinated Notes due 2018 (the “6 3/4% Notes”)(2)(3)	363,166	343,562	338,129	337,631
8% Senior Subordinated Notes due 2020 (the “8% Notes due 2020”)(2)(3)	300,000	305,250	300,000	316,313
8 3/8% Senior Subordinated Notes due 2021 (the “8 3/8% Notes”)(2)(3)	548,002	567,188	548,174	589,188
Real Estate Mortgages, Capital Leases and Other(5)	209,066	209,066	218,189	218,189
Total Long-term Debt	3,250,703		3,009,068
Less Current Portion(6)	(39,480)		(96,603)

Long-term Debt, Net of Current Portion	$3,211,223		$2,912,465

(1)              The capital stock or other equity interests of most of our U.S. subsidiaries, and up to 66% of the capital stock or other equity interests of our first tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations of foreign subsidiaries owed to us or to one of our U.S. subsidiary guarantors. The fair value of this long-term debt approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates as of December 31, 2009 and 2010, respectively).

(2)              The fair values of these debt instruments are based on quoted market prices for these notes on December 31, 2009 and 2010, respectively.

(3)              Collectively referred to as the Parent Notes. IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior subordinated basis, by substantially all of its direct and indirect 100% owned U.S. subsidiaries (the “Guarantors”). These guarantees are joint and several obligations of the Guarantors. Iron Mountain Canada Corporation (“Canada Company”) and the remainder of our subsidiaries do not guarantee the Parent Notes.

(4)              Canada Company is the direct obligor on the Subsidiary Notes, which are fully and unconditionally guaranteed, on a senior subordinated basis, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors.

(5)              Includes (a) real estate mortgages of $6,564 and $7,492 as of December 31, 2009 and 2010, respectively, which bear interest at rates ranging from 1.8% to 7.3% and are payable in various installments through 2023, (b) capital lease obligations of $193,738 and $201,857 as of December 31, 2009 and 2010, respectively, which bear a weighted average interest rate of 6.1% as of December 31, 2010 and (c) other various notes and other obligations, which were assumed by us as a result of certain acquisitions, of $8,764 and $8,840 as of December 31, 2009 and 2010, respectively, and bear a weighted average interest rate of 9.5% as of December 31, 2010. We believe the fair value of this debt approximates its carrying value.

(6)              Includes $51,694 associated with the 7 3/4% Notes which we fully redeemed in January 2011. This amount represents the portion of the redemption funded with cash on-hand. The remaining funds were drawn under the revolving credit facility.

a.     Revolving Credit Facility and Term Loans

Our credit facility consists of (i) revolving credit facilities under which we can borrow, subject to certain limitations as defined in the credit agreement we entered into on April 16, 2007 governing this facility (the “Credit Agreement”), up to an aggregate amount of $765,000 (including Canadian dollar and multi-currency revolving credit facilities), and (ii) a $410,000 term loan facility. Our revolving credit facility is supported by a group of 24 banks. Our subsidiaries, Canada Company and Iron Mountain Switzerland GmbH, may borrow directly under the Canadian revolving credit and multi-currency revolving credit facilities, respectively. Additional subsidiary borrowers may be added under the multi-currency revolving credit facility. The revolving credit facility terminates on April 16, 2012. With respect to the term loan facility, quarterly loan payments of approximately $1,000 are required through maturity on April 16, 2014, at which time the remaining outstanding principal balance of the term loan facility is due. The interest rate on borrowings under the Credit Agreement varies depending on our choice of interest rate and currency options, plus an applicable margin. IMI guarantees the obligations of each of the subsidiary borrowers under the Credit Agreement, and substantially all of our U.S. subsidiaries guarantee the obligations of IMI and the subsidiary borrowers. The capital stock or other equity interests of most of our U.S. subsidiaries, and up to 66% of the capital stock or other equity interests of our first tier foreign subsidiaries, are pledged to secure the Credit Agreement, together with all intercompany obligations of foreign subsidiaries owed to us or to one of our U.S. subsidiary guarantors. As of December 31, 2010, we had no outstanding borrowings under the revolving credit facility; we had various outstanding letters of credit totaling $2,476. The remaining availability, based on IMI’s leverage ratio, which is calculated based on the last 12 months’ earnings before interest, taxes, depreciation and amortization (“EBITDA”), and other adjustments as defined in the Credit Agreement and current external debt, under the revolving credit facility on December 31, 2010, was $762,524. The interest rate in effect under the term loan facility was 1.8% as of December 31, 2010. For the years ended December 31, 2008, 2009 and 2010, we recorded commitment fees of $1,561, $1,953 and $2,348, respectively, based on the unused balances under our revolving credit facilities.

            The Credit Agreement, our indentures and other agreements governing our indebtedness contain certain restrictive financial and operating covenants, including covenants that restrict our ability to complete acquisitions, pay cash dividends, incur indebtedness, make investments, sell assets and take certain other corporate actions. The covenants do not contain a rating trigger. Therefore, a change in our debt rating would not trigger a default under the Credit Agreement, our indentures or other agreements governing our indebtedness. Our revolving credit and term loan facilities, as well as our indentures, use EBITDA based calculations as primary measures of financial performance, including leverage ratios. IMI’s revolving credit and term leverage ratio was 3.4 and 3.0 as of December 31, 2009 and 2010, respectively, compared to a maximum allowable ratio of 5.5. Similarly, our bond leverage ratio, per the indentures, was 4.3 and 3.4 as of December 31, 2009 and 2010, respectively, compared to a maximum allowable ratio of 6.5. Noncompliance with these leverage ratios would have a material adverse effect on our financial condition and liquidity. In the fourth quarter of 2007, we designated as Excluded Restricted Subsidiaries (as defined in the indentures), certain of our subsidiaries that own our assets and conduct our operations in the United Kingdom. As a result of such designation, these subsidiaries are now subject to substantially all of the covenants of the indentures, except that they are not required to provide a guarantee, and the EBITDA and debt of these subsidiaries is included for purposes of calculating the leverage ratio.

b.     Notes Issued under Indentures

As of December 31, 2010, we had nine series of senior subordinated notes issued under various indentures, eight are direct obligations of the parent company, IMI; one (the Subsidiary Notes) is a direct obligation of Canada Company; and all are subordinated to debt outstanding under the Credit Agreement:

•                  150,000 British pounds sterling principal amount of notes maturing on April 15, 2014 and bearing interest at a rate of 7 1/4% per annum, payable semi-annually in arrears on April 15 and October 15;

•                  $231,255 principal amount of notes maturing on January 15, 2015 and bearing interest at a rate of 7 3/4% per annum, payable semi-annually in arrears on January 15 and July 15;

•                  $320,000 principal amount of notes maturing on January 1, 2016 and bearing interest at a rate of 6 5/8% per annum, payable semi-annually in arrears on January 1 and July 1;

•                  175,000 CAD principal amount of notes maturing on March 15, 2017 and bearing interest at a rate of 7 1/2% per annum, payable semi-annually in arrears on March 15 and September 15 (the Subsidiary Notes);

•                  $200,000 principal amount of notes maturing on July 15, 2018 and bearing interest at a rate of 8 3/4% per annum, payable semi-annually in arrears on January 15 and July 15;

•                  $50,000 principal amount of notes maturing on October 15, 2018 and bearing interest at a rate of 8% per annum, payable semi-annually in arrears on April 15 and October 15;

•                  255,000 Euro principal amount of notes maturing on October 15, 2018 and bearing interest at a rate of 6 3/4% per annum, payable semi-annually in arrears on April 15 and October 15;

•                  $300,000 principal amount of notes maturing on June 15, 2020 and bearing interest at a rate of 8% per annum, payable semi-annually in arrears on June 15 and December 15; and

•                  $550,000 principal amount of notes maturing on August 15, 2021 and bearing interest at a rate of 8 3/8% per annum, payable semi-annually in arrears on February 15 and August 15.

The Parent Notes and the Subsidiary Notes are fully and unconditionally guaranteed, on a senior subordinated basis, by substantially all of our direct and indirect 100% owned U.S. subsidiaries (the “Guarantors”). These guarantees are joint and several obligations of the Guarantors. The remainder of our subsidiaries do not guarantee the senior subordinated notes. Additionally, IMI guarantees the Subsidiary Notes. Canada Company does not guarantee the Parent Notes.

We recorded a charge to other expense (income), net of $345 in the second quarter of 2008 related to the early extinguishment of the 8 1/4% Senior Subordinated Notes due 2011 (the “8 1/4% Notes”), which consists of deferred financing costs and original issue discounts related to the 8 1/4% Notes. We recorded a charge to other expense (income), net of $3,031 in the third quarter of 2009 related to the early extinguishment of the 8 5/8% Senior Subordinated Notes due 2013 (the “8 5/8% Notes”), which consists of deferred financing costs and original issue premiums and discounts related to the 8 5/8% Notes. In September 2010, we redeemed $200,000 of the $431,255 aggregate principal amount outstanding of the 7 3/4% Notes at a redemption price of $1,012.92 for each one thousand dollars of principal amount of notes redeemed, plus accrued and unpaid interest. We recorded a charge to other expense (income), net of $1,792 in the third quarter of 2010 related to the early extinguishment of the 7 3/4% Notes being redeemed. This charge consists of the call premium and deferred financing costs, net of original issue premiums related to the 7 3/4% Notes that were redeemed.

Each of the indentures for the notes provides that we may redeem the outstanding notes, in whole or in part, upon satisfaction of certain terms and conditions. In any redemption, we are also required to pay all accrued but unpaid interest on the outstanding notes.

The following table presents the various redemption dates and prices of the senior subordinated notes. The redemption dates reflect the date at or after which the notes may be redeemed at our option at a premium redemption price. After these dates, the notes may be redeemed at 100% of face value:

Redemption Date	7 1/4% Notes April 15,	7 3/4% Notes January 15,	6 5/8% Notes July 1,	7 1/2% Notes March 15,	8 3/4% Notes July 15,	8% Notes October 15,	6 3/4% Notes October 15,	8% Notes July 15,	8 3/8% Notes August 15,
2010	102.417%	101.292%	101.104%	—	—	—	—	—	—
2011	101.208%	100.000%	100.000%	—	104.375%	104.000%	103.375%	—	—
2012	100.000%	100.000%	100.000%	103.750%	102.917%	102.667%	102.250%	—	—
2013	100.000%	100.000%	100.000%	102.500%	101.458%	101.333%	101.125%	104.000%	—
2014	100.000%	100.000%	100.000%	101.250%	100.000%	100.000%	100.000%	102.667%	104.188%
2015	—	100.000%	100.000%	100.000%	100.000%	100.000%	100.000%	101.333%	102.792%
2016	—	—	100.000%	100.000%	100.000%	100.000%	100.000%	100.000%	101.396%
2017	—	—	—	100.000%	100.000%	100.000%	100.000%	100.000%	100.000%

Prior to July 15, 2011, the 8 3/4% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

Prior to October 15, 2011, the 8% Notes and 6 3/4% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

Prior to June 15, 2013, the 8% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

Prior to August 15, 2014, the 8 3/8% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

Each of the indentures for the notes provides that we must repurchase, at the option of the holders, the notes at 101% of their principal amount, plus accrued and unpaid interest, upon the occurrence of a “Change of Control,” which is defined in each respective indenture. Except for required repurchases upon the occurrence of a Change of Control or in the event of certain asset sales, each as described in the respective indenture, we are not required to make sinking fund or redemption payments with respect to any of the notes.

Our indentures and other agreements governing our indebtedness contain certain restrictive financial and operating covenants including covenants that restrict our ability to complete acquisitions, pay cash dividends, incur indebtedness, make investments, sell assets and take certain other corporate actions. The covenants do not contain a rating trigger. Therefore, a change in our debt rating would not trigger a default under our indentures or other agreements governing our indebtedness.

Maturities of long-term debt, excluding (premiums) discounts, net, are as follows:

Year	Amount
2011	$96,603
2012	49,153
2013	30,137
2014	634,792
2015	189,325
Thereafter	2,013,653

$3,013,663